UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM N-Q

                          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                        OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                        Investment Company Act file number 811-21259
                                                           ---------

                          GMAM Absolute Return Strategies Fund, LLC
                     ---------------------------------------------------
                     (Exact name of registrant as specified in charter)

                                767 Fifth Avenue, 15th Floor
                                     New York, NY 10153
                     ---------------------------------------------------
                     (Address of principal executive offices) (Zip code)

                                     David Hartman, Esq.
                      General Motors Investment Management Corporation
                                767 Fifth Avenue, 15th Floor
                                     New York, NY 10153
                     ---------------------------------------------------
                           (Name and address of agent for service)

             Registrant's telephone number, including area code: (212) 418-6307
                                                                 --------------

                              Date of fiscal year end: March 31
                                                       --------

                         Date of reporting period: December 31, 2008
                                                   -----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PERCENTAGE                 FIRST
                                                 INITIAL                  NUMBER      OF                   REDEMPTION
                                               ACQUISITION                  OF      MEMBERS'      FAIR    DATE WITHOUT
                                                  DATE         COST       SHARES    CAPITAL      VALUE        FEES**     LIQUIDITY**
                                                  ----         ----       ------    -------      -----    ------------   -----------

INVESTMENTS IN INVESTMENT FUNDS ^ #
(93.29%)

CREDIT (30.05%)
Aristeia Special Investments, Ltd.
  Class A Voting Initial Series                   Mar-07   $  5,019,220    5,019     0.11%  $    4,133,675      N/A        Quarterly
Avenue Europe International, Ltd.,
  Class F, Series 0306                            Aug-05    100,000,000    9,134     2.42%      87,359,840      N/A        Quarterly
Avenue Europe International, Ltd.,
  Class A, Series 0408                            Apr-08     15,000,000    1,500     0.30%      10,960,949    6/30/09      Quarterly
Bayview Opportunity Offshore, L.P.                Mar-08     68,000,856        *     1.79%      64,826,829    12/31/11     Quarterly
Canyon Special Opportunities Fund (Cayman) Ltd.   Sep-07    100,000,000  100,118     1.20%      43,582,352    12/31/09     Quarterly
Canyon Special Opportunities Fund II
  (Cayman) Ltd.
Class A Initial Series                            Oct-08     65,000,000   65,000     1.80%      65,000,000    12/31/09     Quarterly
Cerberus International, Ltd., Class A             Dec-01     75,000,000      194     2.97%     107,594,081   9/30/09(2)    Quarterly
Gracie International Credit Opportunities
   Fund, Ltd., Class D Series 1                   Jan-06    105,000,000   87,461     4.14%     149,706,302   9/30/09(3)    Quarterly
Greywolf Capital Overseas Fund,
  Class A Initial Series                          Dec-04     67,997,306   54,299     1.81%      65,296,757      N/A        Quarterly
Greywolf Capital Overseas Fund,
  Class S ***                                     Dec-05      8,211,043    8,211     0.22%       7,992,451      N/A(1)       N/A(1)
King Street Capital, L.P.                         Jun-02     60,448,999        *     3.27%     118,336,624      N/A        Quarterly
King Street Capital, L.P.,
  Special Investment ***                          Jan-06      4,527,225        *     0.13%       4,562,619      N/A(1)       N/A(1)
Regiment Capital, Ltd., Class 1 Series M          Feb-06     58,000,000  580,000     1.67%      60,360,020      N/A        Annually
Regiment Capital, Ltd., Class 2 Series M          Mar-08     70,000,000  700,000     1.64%      59,336,060   6/30/10       Annually
Silver Point Capital Offshore Fund, Ltd.
  Class H Series 242                              Nov-07    114,997,791   11,506     2.09%      75,425,863   12/31/09      Annually
Silver Point Capital Offshore Fund, Ltd.
  Class D ***                                     Dec-07      7,723,505      772     0.16%       5,789,990      N/A(1)       N/A(1)
STYX International Fund, Ltd.,
  Class A , Series 1                              Apr-02    137,442,600   48,312     4.33%     156,492,807   9/30/09(7)    Annually
                                                                                            --------------
                                                                                             1,086,757,219
                                                                                            --------------

EVENT DRIVEN (9.60%)
Canyon Value Realization Fund Ltd, Class A DI     Nov-08     26,009,562   26,010     0.61%      22,029,782    N/A(1)         N/A(1)
Canyon Value Realization Fund Ltd Class A DI2     Dec-08     14,085,471   14,086     0.39%      14,085,471    N/A(1)         N/A(1)
Centaurus Alpha Fund, Ltd.,
   Voting A US $ Shares                           Dec-05     64,826,369  422,914     1.63%      59,134,117    N/A           Monthly
Empyrean Capital Overseas Fund Ltd.,
   Class A Series 1                               Aug-04     11,375,173   11,152     0.38%      13,629,721    N/A          Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class S Series 1                               Nov-06      1,132,600    1,133     0.01%         251,131    N/A(1)         N/A(1)
Empyrean Capital O/S Fund Ltd
   Class E Series 1                               Jul-07     32,561,410   32,561     0.78%      28,144,780   6/30/10       Quarterly
Empyrean Capital O/S Fund Ltd
   Class E1 Series 1                              Jul-07     26,845,507   37,213     0.89%      32,253,658   6/30/10       Quarterly
Empyrean Capital O/S Fund Ltd
   Class LS Series 1                              Sep-08      1,142,235    1,142     0.02%         657,216    N/A(1)         N/A(1)
Empyrean Capital O/S Fund Ltd
   Class LS Series 2                              Sep-08      5,057,723    5,058     0.08%       2,912,589    N/A(1)         N/A(1)
OZ Asia Overseas Fund, Ltd.,
   Class A Series 26                              May-06     71,234,602   69,046     1.50%      54,566,607    N/A          Annually
OZ Asia Overseas Fund, Ltd., Class C ***          May-06     14,224,725   14,225     0.29%      10,474,434    N/A(1)         N/A(1)
Taconic Opportunity Offshore Fund Ltd
   Class B Series 21 NR                           Jul-07    125,000,000  125,000     3.02%     109,165,643   6/30/09        Monthly
Taconic Opportunity Offshore Fund Ltd
   Class SP4-B-NR-Series 1                        Oct-08             --    1,202     0.00%              --    N/A(1)         N/A(1)
                                                                                            --------------
                                                                                               347,305,149
                                                                                            --------------

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PERCENTAGE                 FIRST
                                                 INITIAL                  NUMBER      OF                   REDEMPTION
                                               ACQUISITION                  OF      MEMBERS'      FAIR    DATE WITHOUT
                                                  DATE         COST       SHARES    CAPITAL      VALUE        FEES**     LIQUIDITY**
                                                  ----         ----       ------    -------      -----    ------------   -----------

INVESTMENTS IN INVESTMENT FUNDS ^ #
(93.29%) (CONTINUED)

LONG/SHORT EQUITY (36.95%)
Alson Signature Fund Offshore Ltd.,
  Class A Series Oct 01, 2002                     Apr-04   $ 75,000,000   58,398     2.17%  $   78,664,532    N/A         Quarterly
Artis Partners Ltd., Class A Series 1             Jan-04     56,121,727  426,011     2.16%      78,241,229    N/A          Monthly
Artis Partners 2X Ltd., Class A Series 1          Aug-04     20,000,000  183,310     0.98%      35,313,050    N/A          Monthly
Black Bear Offshore Fund Limited,
  Class A                                         Jan-02     30,000,000  126,047     1.14%      41,222,098    N/A         Quarterly
Black Bear Offshore Fund Limited,
  Class A 06/08                                   Jun-08     10,000,000   20,030     0.18%       6,550,192  6/30/09       Quarterly
Cycladic Catalyst Fund, USD Class BB              Apr-06      6,208,027   62,080     0.03%         967,348    N/A         Quarterly
Cycladic Catalyst Fund Class USD SP B Shares      Jun-08      1,598,623   15,986     0.03%       1,076,353   N/A(1)         N/A(1)
Front Point Offshore Healthcare
  Fund, L.P.                                      May-05     75,000,000        *     2.58%      93,312,053    N/A         Quarterly
HealthCor Offshore, Ltd.,
  Class A Series 1                                Jul-07    125,000,000   86,305     3.81%     137,733,114  9/30/09       Quarterly
HealthCor Offshore, Ltd,
  Class A Series 5 (Jan 08)                       Jan-08     25,000,000   25,000     0.72%      26,004,562  3/31/10       Quarterly
Ivory Offshore Flagship Fund, Ltd
  Class A Series 1                                May-04     95,000,000  125,386     3.39%     122,484,692    N/A         Quarterly
Ivory Offshore Flagship Fund, Ltd
  Class A Series 08/08                            Aug-08     20,000,000   20,000     0.51%      18,389,444    N/A         Quarterly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 2 (01 Jan)                              Jan-06     55,000,000  324,412     1.38%      50,055,559    N/A          Monthly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 6 (01 Jul)                              Jul-06     10,000,000   62,331     0.26%       9,504,712    N/A          Monthly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 14 (01 Dec)                             Dec-05     25,000,000  206,199     0.73%      26,342,962    N/A          Monthly
Lansdowne UK Equity Fund Limited
   USD Shares                                     Feb-07     80,000,000  297,158     2.56%      92,560,371    N/A          Monthly
Longbow Capital International Fund,
   Ltd., Class C Series 1                         Jan-06     21,017,272   20,490     0.61%      21,964,053    N/A         Quarterly
Longbow Partners, L.P.                            Jan-06     32,500,000        *     0.95%      34,461,538    N/A         Quarterly
Longbow Infrastructure, Ltd.
  Class C Series 1 (2007-03-01)                   Mar-07     70,000,000   67,795     1.92%      69,289,025  3/31/09(4)    Quarterly
Longbow Infrastructure, Ltd.
Class C Series 6 (2008-08-01)                     Aug-08     20,000,000   20,000     0.49%      17,769,800  9/30/10       Quarterly
Samlyn Offshore, Ltd., Class A1 Series 51         Oct-07     98,000,000   80,441     3.04%     109,846,540  12/31/09(6) Semiannually
Scout Capital Fund, Ltd., Class A
  Series 1                                        Dec-01     59,782,813  439,820     2.38%      86,265,279    N/A         Quarterly
Tosca Fund Ltd., USD Class A                      Apr-02     37,932,789  232,866     0.69%      25,009,366    N/A         Quarterly
TPG-Axon Partners (Offshore), Ltd.
  Class H Series 76                               Dec-07    111,214,265  111,214     2.03%      73,286,456  3/31/10       Quarterly
TPG-Axon Partners (Offshore), Ltd.
Class S ***                                       Dec-08      9,253,106    9,253     0.24%       8,794,738    N/A(1)         N/A(1)
Zaxis Offshore Limited, Class A1                  Nov-01     45,622,642   34,552     1.64%      59,175,551    N/A          Monthly
Zaxis Offshore Limited, Class A66                 May-08     15,000,000   15,000     0.33%      12,108,300    N/A          Monthly
                                                                                            --------------
                                                                                             1,336,392,917
                                                                                            --------------

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PERCENTAGE                 FIRST
                                                 INITIAL                  NUMBER      OF                   REDEMPTION
                                               ACQUISITION                  OF      MEMBERS'      FAIR    DATE WITHOUT
                                                  DATE         COST       SHARES    CAPITAL      VALUE        FEES**     LIQUIDITY**
                                                  ----         ----       ------    -------      -----    ------------   -----------

INVESTMENTS IN INVESTMENT FUNDS ^ #
(93.29%) (CONTINUED)

MULTI-STRATEGY (5.80%)
O'Connor Global Multi-Strategy Alpha Limited,
   Class M Series 1                               Oct-01   $ 88,441,004   86,889     2.88%  $  104,262,880   9/30/09(5)    Quarterly
Shepherd Investments International Limited,
   Class B                                        Jan-02     70,657,190  104,614     2.38%      86,049,395     N/A         Quarterly
Shepherd Investments International Limited,
   Class S ***                                    Feb-06     26,317,484  475,118     0.54%      19,470,730     N/A(1)       N/A (1)
                                                                                            --------------
                                                                                               209,783,005
                                                                                            --------------

RELATIVE VALUE (10.89%)
AQR Global Stock Selection HV
   Offshore Fund Ltd., Class E Series Initial     Nov-06     50,000,000      500     1.13%      40,682,586     N/A         Quarterly
AQR Global Stock Selection HV
   Offshore Fund Ltd., Class E Series 06 2007     Jun-07     10,000,000       86     0.19%       6,859,916   6/30/09       Quarterly
Aristeia International Limited, Class A Voting    Mar-03     55,205,046   99,801     1.50%      54,189,966     N/A         Quarterly
Bridgewater Pure Alpha Fund I,
   Class B Lead Series                            Jun-06    105,000,000   55,541     3.14%     113,550,569     N/A          Monthly
Goldman Sachs Global Alpha Fund Plc.,
   Class C Series 1                               Mar-06     75,000,000  448,646     1.19%      42,900,186     N/A         Quarterly
Numeric European Market Neutral
   Offshore Fund I, L.P.                          Aug-03     34,894,296        *     1.00%      36,263,224     N/A          Monthly
Numeric Japanese Market Neutral
   Offshore Fund III Ltd., Class B Series 1       Dec-02     25,000,000  250,000     0.82%      29,721,594     N/A          Monthly
Renaissance Institutional Equities Fund,
   LLC, Series B                                  May-06     75,000,000        *     1.92%      69,606,874     N/A          Monthly
                                                                                            --------------
                                                                                               393,774,915
                                                                                            --------------


TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST $3,300,630,206)                             $3,374,013,205

INVESTMENT IN SHORT-TERM SECURITIES (1.65%)

JP Morgan Chase Nassau Time Deposit                                                             59,628,359
                                                                                            --------------

TOTAL INVESTMENTS (COST $3,360,258,565)                                                      3,433,641,564
                                                                                            --------------

OTHER ASSETS IN EXCESS OF LIABILITIES (5.06%)                                                  183,098,787
                                                                                            --------------

MEMBERS' CAPITAL (100.00%)                                                                  $3,616,740,351
                                                                                            ==============

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------------------

     INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL                      PERCENT OF
                                                                                   MEMBERS'
     STRATEGY ALLOCATION                                                           CAPITAL
     ----------------------------------------------------------------------------------------
     Credit                                                                         30.05%
     Event Driven                                                                    9.60%
     Long/Short Equity                                                              36.95%
     Multi-Strategy                                                                  5.80%
     Relative Value                                                                 10.89%
                                                                                  --------
     Total Investments in Investment Funds                                          93.29%
                                                                                  ========

#    Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of December 31, 2008 was $3,300,630,206 and $3,374,013,205,
     respectively.
*    Security is a partnership that does not issue shares.
** Investing in GMAM Absolute Return Strategy Fund I ("Fund I") involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the "Advisor") on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny a redemption request depending on the Investment Fund's governing agreements. As of December 31, 2008, approximately 37% of the investments in Investment Funds by Fund I are restricted from early redemptions and 6% are potentially subject to early redemption fees. Liquidity in Investment Funds may be limited due to a discretionary "gate" that may be imposed by the Investment Funds. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to redeem from Investment Funds on their respective liquidity dates. As of December 31, 2008, approximately 38% and 11% of the investments in Investment Funds by Fund I are potentially subject to the Fund Level Gates and the Investor Level Gates, respectively. Some of the Investment Funds may invest in private placements which may be illiquid. Some of these investments are held in so called "side pockets", sub-funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until Fund I fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. As of December 31, 2008, approximately 3% of the investments in Investment Funds by Fund I are in side pockets.
***  Multiple side pocket investments aggregated under the same Investment Fund.


(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.

(2) The most recent subscription into Cerberus International Ltd. Class A in the amount of $30,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009. All previous subscriptions are not subjected to early redemption fees.

(3) The most recent subscription into Gracie International Credit Opportunities Fund, Ltd., Class D Series 1 in the amount of $10,000,000 may be redeemed without early redemption fees based on the valuation date of December 31, 2009. All previous subscriptions in the amount of $95,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009.

(4) The initial subscription into Longbow Infrastructure, Ltd. Class C Series 1 in the amount of $30,000,000 and a subsequent subscription in the amount of $10,000,000 may be redeemed without early redemption fees based on the valuation date of March 31, 2009. Additional subsequent subscriptions in the amount of $10,000,000 and $20,000,000 may be redeemed without early redemption fees based on the valuation dates of June 30, 2009 and December 31, 2009, respectively.

(5) The most recent subscription into O'Connor Global Multi-Strategy Alpha Limited, Class M Series 1 in the amount of $15,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009. All previous subscriptions are not subjected to early redemption fees.

(6) The initial subscription into Samlyn Offshore Ltd., Class A1 Series 51 in the amount of $75,000,000 may be redeemed without early redemption fees based on the valuation date of December 31, 2009. A subsequent subscription in the amount of $23,000,000 may be redeemed without early redemption fees based on the valuation date of June 30, 2010.

(7) A prior subscription into STYX International Fund Ltd. Series 1 in the amount of $30,000,000 may be redeemed without early redemption fees based on the valuation date of September 30, 2009. The most recent subscription in the amount of $70,000,000 may be redeemed without early redemption fees based on the valuation date of April 30, 2010.

(8) Other assets in excess of liabilities included redemption proceeds receivable of $68,538,886 due from an Investment Fund, which were subsequently distributed to Fund I in the following forms:
       Interest in a special purpose vehicle     74.1%
       Payment-in-kind securities                15.8%
       Cash                                      10.0%

(9) Canyon Special Opportunities Fund II (Cayman), Ltd. (CSOF II) and Canyon Special Opportunities Fund (Cayman), Ltd. (CSOF) invest in Canyon Special Opportunities Master Fund (Cayman), Ltd. (Master Fund). CSOF II invests in senior preferred shares and CSOF invests in common shares of the Master Fund.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("FAS 157"). Effective April 1, 2008, GMAM Absolute Return Strategy Fund I ("Fund I") adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

 Level 1 -- quoted prices in active markets for identical securities
 Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
 Level 3 -- significant unobservable inputs (including Fund I's own assumptions in determining the fair value of Investment Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008, in valuing the Company's assets and liabilities carried at fair value:

                              Investments in          Other Financial
Valuation Inputs             Investment Funds           Instruments*
                             ----------------         ---------------
Level 1                      $            --            $         --
                             ---------------            ------------
Level 2                                   --              59,628,359
                             ---------------            ------------
Level 3                        3,374,013,205                      --
                             ---------------            ------------
TOTAL                        $ 3,374,013,205            $ 59,628,359
                             ===============            ============

* Other financial instruments include short-term securities.


SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                              Investments in
                             Investment Funds
                             ----------------
Balance as of 3/31/08        $ 3,964,114,091
                             ---------------
Net realized gain (loss)         (34,222,419)
                             ---------------
Net change in unrealized
appreciation                    (575,104,092)
                             ---------------
Net purchase (sales)              19,225,625
                             ---------------
Net transfer in (out) of
Level 3                                   --
                             ---------------
Balance as of 12/31/08       $ 3,374,013,205
                             ===============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMAM Absolute Return Strategies Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and Chief Executive
                           Officer
                           (principal executive officer)

Date                       March 2, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and Chief Executive
                           Officer
                           (principal executive officer)

Date                       March 2, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Charles Preseau
                         -------------------------------------------------------
                           Charles Preseau, Treasurer
                           (principal financial officer)

Date                       March 2, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.